Discontinued Operations - Summary of Gain from Discontinued Operations (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations	$ 177,706
Canada Jetlines Operations Ltd. | Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
General and administrative	4,788
Professional fees	101,108
Regulatory costs	3,147
Travel, meals, and entertainment	16,081
Net loss for period	(125,124)
Gain on disposal of liabilities	302,830
Income from discontinued operations	$ 177,706